Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information

NOTE 13 – Segment Information

The Company has one reportable segment: Durable Equipment Products.

The accounting policies of the segment described above are the same as those described in Summary of Significant Accounting Policies in Note 3. The Company evaluates the performance of the Durable Equipment Products segment based on income (loss) before income taxes, which includes interest income.

Durable Equipment Products
Three months ended December 31, 2020
Revenue from external customers	367,673
Revenue from other segments	-
Segment profit	276,226
Segment assets	2,603,379

Twelve months ended December 31, 2020
Revenue from external customers	1,176,220
Revenue from other segments	-
Segment profit	691,482
Segment assets	2,603,379

	Three Months Ended December 31, 2020	Twelve Months Ended December 31, 2020

Total profit for reportable segment	$278,719	$694,828
Other income (expense) - net	(2,493)	(3,346)

Income before income taxes	$276,226	$691,482